Acquisitions (Schedule of Deferred Tax Assets and Liabilities) (Detail) - USD ($) $ in Millions	Jun. 30, 2015	Feb. 23, 2015	Jun. 30, 2014	May. 16, 2014	Jul. 02, 2012
Deferred income tax assets:
Net operating loss carryforwards	$ 434.0		$ 415.6
Deferred revenue	243.5		190.7
Allowance for doubtful accounts	10.2		6.4
Other	17.4		2.1
Total deferred income tax assets	755.8		651.1
Deferred income tax liabilities:
Property and equipment	(468.9)		(374.4)
Intangible assets	(327.2)		(239.3)
Total deferred income tax liabilities	(814.9)		(640.9)
Net deferred income tax assets/(liabilities)	(60.2)		$ 8.0
Latisys Holdings, LLC [Member]
Deferred income tax assets:
Net operating loss carryforwards		$ 49.9
Deferred revenue		1.1
Accrued expenses		0.1
Allowance for doubtful accounts		0.3
Other		0.4
Total deferred income tax assets		51.8
Deferred income tax liabilities:
Property and equipment		(42.3)
Intangible assets		(93.1)
Total deferred income tax liabilities		(135.4)
Net deferred income tax assets/(liabilities)	(83.6)	$ (83.6)
Geo Networks Limited [Member]
Deferred income tax assets:
Net operating loss carryforwards				$ 2.5
Deferred revenue				4.4
Total deferred income tax assets				6.9
Deferred income tax liabilities:
Property and equipment				(32.9)
Intangible assets				(12.2)
Total deferred income tax liabilities				(45.1)
Net deferred income tax assets/(liabilities)	(38.2)			$ (38.2)
Abovenet, Inc [Member]
Deferred income tax assets:
Net operating loss carryforwards					$ 405.3
Deferred revenue					49.1
Accrued expenses					12.2
Allowance for doubtful accounts					2.5
Total deferred income tax assets					469.1
Deferred income tax liabilities:
Property and equipment					(250.0)
Intangible assets					(177.0)
Total deferred income tax liabilities					(427.0)
Net deferred income tax assets/(liabilities)	$ 42.1				$ 42.1